GENERAL	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:          GENERAL

a.
Lifeward Ltd. (“LL,” and together with its subsidiaries, the “Company”) was originally incorporated under the laws of the State of Israel on June 20, 2001, and commenced operations on the same date under the name Argo Medical Technologies Ltd. This name was later changed to ReWalk Robotics Ltd. on June 18, 2014. On January 29, 2024, the Company announced that it had rebranded as Lifeward, with each subsidiary of LL renamed to reflect the new corporate identity. The Company officially changed its name to Lifeward Ltd. on September 10, 2024.

b.
LL has three wholly owned (directly and indirectly) subsidiaries: (i) Lifeward Inc. (“LI”) originally incorporated under the laws of Delaware on February 15, 2012 under the name of ReWalk Robotics, Inc., (ii) Lifeward GMBH (“LG”) originally incorporated under the laws of Germany on January 14, 2013 under the name of ReWalk Robotics GMBH, and (iii) Lifeward CA, Inc. ( “LCAI”) originally incorporated in Delaware on October 21, 2004 under the name of Gravus, Inc., which was later changed to AlterG, Inc. on June 30, 2005.

c.
The Company is a medical device company that designs, develops, and commercializes life-changing solutions that span the continuum of care in physical rehabilitation and recovery, delivering proven functional and health benefits in clinical settings as well as in the home and community. The Company’s initial product offerings were the ReWalk Personal and ReWalk Rehabilitation Exoskeleton devices for individuals with spinal cord injury (collectively, the “SCI Products”). These devices are robotic exoskeletons that are designed for individuals with paraplegia that use the Company’s patented tilt-sensor technology and an on-board computer and motion sensors to drive motorized legs that power movement. These SCI Products allow individuals with spinal cord injury the ability to stand and walk again during everyday activities at home or in the community.

The Company has sought to expand its product offerings beyond the SCI Products through internal development and distribution agreements. The Company has developed its ReStore Exo-Suit device (the “ReStore”), which it began commercializing in June 2019. The ReStore is a powered, lightweight soft exo-suit intended for use during the rehabilitation of individuals with lower limb disabilities due to stroke. During the second quarter of 2020, the Company signed an agreement to distribute product lines in the United States. The Company is the exclusive distributor of the MYOLYN MyoCycle FES Pro cycles to U.S. rehabilitation clinics and for the MyoCycle Home cycles available to US veterans through VA hospitals. We refer to the MyoCycle devices as our “Distributed Product.”

On August 11, 2023, pursuant to an Agreement and Plan of Merger among LI, AlterG, Inc., Atlas Merger Sub, Inc., a wholly owned subsidiary of AlterG, Inc. (“Merger Sub”), and Shareholder Representative Services LLC, dated August 8, 2023, LI acquired AlterG, Inc. and AlterG, Inc. became a wholly owned subsidiary of the Company.   With the rebranding of the Company, AlterG, Inc. was renamed as LCAI.

For accounting purposes, LI was considered the acquirer and AlterG, Inc. was considered the acquiree. The acquisition was accounted for using the acquisition method of accounting. See Note 5 for additional information.

The Company made its first acquisition to supplement its internal growth when it acquired AlterG, Inc., a leading provider of anti-gravity systems for use in physical and neurological rehabilitation. The Company paid a cash purchase price of approximately $19 million at closing and additional cash earnouts may be paid based upon a percentage of AlterG’s year-over-year revenue growth over the two years following the closing. The AlterG anti-gravity systems use patented, NASA-derived Differential Air Pressure (“DAP”) technology to reduce the effects of gravity and allow people to rehabilitate with finely calibrated support and reduced pain. The Company will continue to evaluate other products for distribution or acquisition that can broaden its product offerings further to help individuals with neurological injury and disability.

The Company markets and sells its products directly to institutions and individuals and through third-party distributors. The Company sells its products directly primarily in the United States, through a combination (depending on the product line) of direct sales and distributors in Germany, Canada, and Australia, and primarily through distributors in other markets. In its direct markets, the Company has established relationships with clinics and rehabilitation centers, professional and college sports teams, and individuals and organizations in the spinal cord injury community, and in its indirect markets, the Company’s distributors maintain these relationships.

d.
As of September 30, 2024, the Company incurred a consolidated net loss of $13.7 million and has an accumulated deficit in the total amount of $249.5 million. The Company’s cash and cash equivalents as of September 30, 2024 totaled $10.7 million and the Company’s negative operating cash flow for the nine months ended September 30, 2024 was $17.7 million. The Company believes it has sufficient funds to support its operations for more than 12 months following the issuance date of its unaudited condensed consolidated financial statements for the nine months ended September 30, 2024.

e.
The Company expects to incur future net losses and its transition to profitability is dependent upon, among other things, the successful development and commercialization of its products and product candidates, the establishment of contracts for the distribution of new product lines, or the acquisition of additional product lines, any of which, or in combination, would contribute to the achievement of a level of revenues adequate to support its cost structure.  If the Company does not achieve a level of revenues adequate to support its cost structure, it will implement cost reduction measures. These plans may include restructuring efforts and additional cost reductions if needed. Until the Company achieves profitability or generates positive cash flows, it will continue to need to raise additional cash. The Company intends to fund future operations through cash on hand, additional private and/or public offerings of debt or equity securities, cash exercises of outstanding warrants or a combination of the foregoing. In addition, the Company may seek additional capital through arrangements with strategic partners or from other sources and will continue to address its cost structure. Notwithstanding, there can be no assurance that the Company will be able to raise additional funds or achieve or sustain profitability or positive cash flows from operations.

NOTE 1:-	GENERAL

a.	ReWalk Robotics Ltd. (“RRL”, and together with its subsidiaries, the “Company”) was incorporated under the laws of the State of Israel on June 20, 2001 and commenced operations on the same date.

b.
RRL has three wholly-owned (directly and indirectly) subsidiaries: (i) ReWalk Robotics, Inc. (“RRI”) incorporated under the laws of Delaware on February 15, 2012, (ii) ReWalk Robotics GMBH (“RRG”) incorporated under the laws of Germany on January 14, 2013, and (iii) AlterG, Inc. (“AlterG”) incorporated in Delaware on October 21, 2004 under the name of Gravus, Inc. On June 30, 2005, the Company re-incorporated in Delaware and changed its name to AlterG, Inc. in September 2005.

c.
The Company is a medical device company that is designing, developing, and commercializing innovative technologies that enable mobility and wellness in rehabilitation and daily life for individuals with physical and neurological conditions. The Company’s initial product offerings were the ReWalk Personal and ReWalk Rehabilitation Exoskeleton devices for individuals with spinal cord injury (collectively, the “SCI Products”). These devices are robotic exoskeletons that are designed for individuals with paraplegia that use the Company’s patented tilt-sensor technology and an on-board computer and motion sensors to drive motorized legs that power movement. These SCI Products allow individuals with spinal cord injury the ability to stand and walk again during everyday activities at home or in the community.

The Company has sought to expand the product offerings beyond the SCI Products through internal development and distribution agreements. The Company has developed its ReStore Exo-Suit device, which it began commercializing in June 2019. The ReStore is a powered, lightweight soft exo-suit intended for use during the rehabilitation of individuals with lower limb disability due to stroke. During the second quarter of 2020, the Company signed two separate agreements to distribute additional product lines in the United States. The Company is the exclusive distributor of the MYOLYN MyoCycle FES Pro cycles to United States (“U.S.”) rehabilitation clinics and for the MyoCycle Home cycles available to US veterans through VA hospitals. In the second quarter of 2020, the Company also became the exclusive distributor of the MediTouch Tutor movement biofeedback systems in the United States; however, due to unsatisfactory sales performance of the MediTouch product lines, the Company terminated this agreement as of January 31, 2023. We refer to the MediTouch and MyoCycle devices as the Company’s “Distributed Products.”

On August 11, 2023, pursuant to an Agreement and Plan of Merger among RRI, AlterG, Atlas Merger Sub, Inc., a wholly owned subsidiary of RRI (“Merger Sub”), and Shareholder Representative Services LLC, dated August 11, 2023, RRI acquired AlterG and AlterG became a wholly owned subsidiary of the Company.

For accounting purposes, RRI was considered the acquirer and AlterG was considered the acquiree. The acquisition was accounted for using the acquisition method of accounting. See Note 5 for additional information.

The Company made its first acquisition to supplement its internal growth when it acquired AlterG, a leading provider of AlterG Anti-Gravity systems for use in physical and neurological rehabilitation.  The Company paid a cash purchase price of $19.0 million at closing and additional cash earnouts may be paid based upon a percentage of AlterG’s year-over-year revenue growth over the two years following the closing. The AlterG Anti-Gravity systems use patented, NASA-derived Differential Air Pressure (“DAP”) technology to reduce the effects of gravity and allow people to rehabilitate with finely calibrated support and reduced pain.  The Company will continue to evaluate other products for distribution or acquisition that can broaden its product offerings further to help individuals with physical and neurological injury and disability.

The Company markets and sells its products directly to institutions and individuals and through third-party distributors. The Company sells its products directly primarily in the United States, through a combination of direct sales and distributors (depending on the product line) in Germany, Canada, and Australia, and primarily through distributors in other markets. In its direct markets, the Company has established relationships with clinics and rehabilitation centers, professional and college sports teams, and individuals and organizations in the spinal cord injury community, and in its indirect markets, the Company’s distributors maintain these relationships. RRI and AlterG market and sell products mainly in the United States. RRG markets and sells the Company’s products mainly in Germany and Europe.

d.
The Company depends on one contract manufacturer to manufacture the ReWalk and the ReStore products in its portfolio, Sanmina. Reliance on this vendor makes the Company vulnerable to possible capacity constraints and reduces control over component availability, delivery schedules, manufacturing yields and costs.

e.
For the full year ended December 31, 2023 the Company incurred a consolidated net loss of $22.1 million and has an accumulated deficit in the total amount of $235.9 million. The Company’s negative operating cash flow for the full year ended December 31, 2023 was $20.7 million. Our cash and cash equivalent on December 31, 2023 totalled $28.1 million. The Company has sufficient funds to support its operation for more than 12 months following the approval of its consolidated financial statements for the fiscal year ended December 31, 2023.

The Company expects to incur future net losses and the transition to profitability is dependent upon, among other things, the successful development and commercialization of the Company’s products and product candidates, the establishment of contracts for the distribution of new product lines, or the acquisition of additional product lines, any of which, or in combination, would contribute to the achievement of a level of revenue adequate to support the cost structure. Until the Company achieves profitability or generates positive cash flows, it will continue to need to raise additional cash. The Company intends to fund future operations through existing cash on hand, additional private and/or public offerings of debt or equity securities, cash exercises of outstanding warrants or a combination of the foregoing. In addition, the Company may seek additional capital through arrangements with strategic partners or from other sources and will continue to address its cost structure. Notwithstanding, there can be no assurance that the Company will be able to raise additional funds or achieve or sustain profitability or positive cash flows from operations.